Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Deferred Shares	Additional Paid-In Capital	Accumulated Deficit	Non Controlling Interest	Total
Balance at beginning of period at Dec. 31, 2013	$ 79		$ 45,273	$ (27,553)	$ 24	$ 17,823
Balance (in shares) at Dec. 31, 2013	7,939,608
Increase (Decrease) in Stockholders' Equity
Net loss				(9,670)		(9,670)
Shares exchanged for BioPancreate non-controlling interest			19		(24)	(5)
Shares exchanged for BioPancreate non-controlling interest (in shares)	5,272
Stock-based compensation			480			480
Issuance of shares	$ 18		10,175			10,193
Issuance of shares (in shares)	1,755,909
Balance at end of period at Dec. 31, 2014	$ 97		55,947	(37,223)		18,821
Balance (in shares) at Dec. 31, 2014	9,700,789
Increase (Decrease) in Stockholders' Equity
Net loss				(43,580)	(53)	(43,633)
Stock-based compensation			3,581			3,581
Reclass of stock-based liability award to equity			1,542			1,542
Issuance of shares	$ 91		91,418			91,509
Issuance of shares (in shares)	9,108,169
U.S. non-accredited shares repurchased			(412)			(412)
U.S. non-accredited shares repurchased (in shares)	(24,955)
Issuance of shares in initial public offering, net	$ 25		19,450			19,475
Issuance of shares in initial public offering, net (in shares)	2,500,000
Noncontrolling interest resulting from exchange offer	$ (1)		(616)		617
Noncontrolling interest resulting from exchange offer (in shares)	(78,621)
Beneficial shares issued		$ 44				44
Beneficial shares issued (in shares)		40,000
Balance at end of period at Dec. 31, 2015	$ 212	$ 44	170,910	(80,803)	564	90,927
Balance (in shares) at Dec. 31, 2015	21,205,382	40,000
Increase (Decrease) in Stockholders' Equity
Net loss				(48,597)	(122)	(48,719)
Stock-based compensation			4,606			4,606
Acquisition of non-controlling interest			(972)		$ (442)	(1,414)
Issuance of shares, net of offering costs	$ 140		20,430			20,570
Issuance of shares (in shares)	14,000,000
Exercise of stock options	$ 1		119			120
Exercise of stock options (in shares)	129,644
Issuance of warrants related to the loan agreement			882			882
Balance at end of period at Dec. 31, 2016	$ 353	$ 44	$ 195,975	$ (129,400)		$ 66,972
Balance (in shares) at Dec. 31, 2016	35,335,026	40,000